Document and Entity Information	Sep. 08, 2026
Cover [Abstract]
Entity Registrant Name	GROUP 1 AUTOMOTIVE INC
Amendment Flag	false
Entity Central Index Key	0001031203
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-13461
Entity Tax Identification Number	76-0506313
Entity Address, Address Line One	730 Town and Country Blvd
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(713)
Local Phone Number	647-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	GPI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false